Supplementary cash flow information (Tables)	12 Months Ended
Sep. 30, 2020
Cash Flow Statement [Abstract]
Disclosure of net change in non-cash working capital
Net change in non-cash working capital items is as follows for the years ended September 30:

	2020	2019
	$	$
Accounts receivable	225,441	205,549
Work in progress	79,809	(161,031)
Prepaid expenses and other assets	21,342	(22,238)
Long-term financial assets	(12,081)	(3,547)
Accounts payable and accrued liabilities	(106,828)	(54,822)
Accrued compensation	(17,472)	13,112
Deferred revenue	(48,264)	(22,659)
Provisions	76,671	737
Long-term liabilities	59,822	19,353
Retirement benefits obligations	(4,022)	(2,814)
Derivative financial instruments	373	(271)
Income taxes	(56,627)	(27,620)
	218,164	(56,251)

Disclosure of non-cash operating and investing activities
Non-cash operating and investing activities related to operations are as follows for the years ended September 30:

	2020	2019
	$	$
Operating activities
Accounts payable and accrued liabilities	4,788	14,573
Provisions	690	2,512
	5,478	17,085
Investing activities
Purchase of PP&E	(4,698)	(14,913)
Additions, disposals/retirements and change in estimates and lease modifications of right-of-use assets	(102,584)	—
Additions to intangible assets	(780)	(14,267)
	(108,062)	(29,180)

Disclosure of financing activities
Changes arising from financing activities are as follows for the years ended September 30:

	2020			2019
	Long-term debt	Derivative financial instruments to hedge long-term debt	Lease liabilities	Long-term debt	Derivative financial instruments to hedge long-term debt
	$	$	$	$	$
Balance, beginning of year	2,331,207	(29,894)	—	1,800,893	43,217
Adoption of IFRS 16 (Note 3)	(30,339)	—	911,525	—	—
Balance as at October 1, 2019	2,300,868	(29,894)	911,525	1,800,893	43,217
Cash used in financing activities excluding equity
Net change in unsecured committed revolving credit facility	(334,370)	—	—	139,575	—
Increase of long-term debt	1,807,167	—	—	686,810	—
Repayment of long-term debt and lease liabilities	(106,496)	—	(175,320)	(355,406)	—
Repayment of debt assumed in business acquisitions	(28,281)	—	—	(2,141)	—
Settlement of derivative financial instruments (Note 32)	—	(3,903)	—	—	(554)
Non-cash financing activities
Additions, disposals/retirements and change in estimates and lease modifications of right-of-use assets (New obligations under finance leases for 2019)	—	—	102,584	12,095	—
Additions through business acquisitions (Note 27)	19,333	—	13,592	9,828	—
Changes in foreign currency exchange rates	(77,126)	66,031	31,766	25,304	(72,557)
Other	6,000	—	(7,777)	14,249	—
Balance, end of year	3,587,095	32,234	876,370	2,331,207	(29,894)

Disclosure of interest and income taxes paid
Interest paid and received and income taxes paid are classified within operating activities and are as follows for the years ended September 30:

	2020	2019
	$	$
Interest paid	180,453	102,108
Interest received	5,116	3,080
Income taxes paid	390,867	386,953